Long-Term Debt, net - Covenants, Events of Defaults, Collaterals and Guarantees (Details) $ in Millions		12 Months Ended
	Aug. 10, 2018 item	Dec. 31, 2018 USD ($) item
Vessels
Long-Term Debt, net
Vessels to be refinanced | item	2	2
Hyundai Honour
Long-Term Debt, net
TEU | item	13,100	13,100
Hyundai Respect
Long-Term Debt, net
TEU | item	13,100	13,100
New Credit Facilities
Long-Term Debt, net
Minimum liquidity | $		$ 30
Minimum interest coverage ratio		2.50
New Credit Facilities | December 31, 2018
Long-Term Debt, net
Minimum collateral loan coverage on charter-free basis (as a percent)		57.00%
Minimum collateral loan coverage on charter-attached basis (as a percent)		69.50%
Maximum net leverage ratio		7.50
Minimum consolidated market value adjusted net worth | $		$ 510
New Credit Facilities | September 30, 2023 and thereafter
Long-Term Debt, net
Minimum collateral loan coverage on charter-free basis (as a percent)		100.00%
Minimum collateral loan coverage on charter-attached basis (as a percent)		100.00%
Maximum net leverage ratio		5.50
Minimum consolidated market value adjusted net worth | $		$ 60